Schedule of Key Assumptions Used In Calculation Reserve for Life-Contingent Contract Benefits (Detail)	12 Months Ended
Dec. 31, 2012
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Interest rate discription	Interest rate assumptions range from 4.0% to 8.0%
Interest rate, low end	4.00%
Interest rate, high end	8.00%
Estimation method	Net level premium reserve method using the Company's withdrawal experience rates; includes reserves for unpaid claims
Immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	1983 individual annuity mortality table with interna modifications; 198 individual annuity mortality table; Annuity 2000 mortality table with internal modifications
Estimation method	Present value of expected future benefits based on historical experience
Interest rate discription	Interest rate assumptions range from 1.3% to 8.8%
Interest rate, low end	1.30%
Interest rate, high end	8.80%
Accident And Health Insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Actual company experience plus loading
Estimation method	Unearned premium; additional contract reserves for mortality risk and unpaid claims
Interest rate discription	Interest rate assumptions range from 4.0% to 5.3%
Interest rate, low end	4.00%
Interest rate, high end	5.30%
Guaranteed death benefits
Liability for Future Policy Benefit, by Product Segment [Line Items]
Mortality	Annuity 2000 mortality table with internal modifications
Estimation method	Projected benefit ratio applied to cumulative assessments
Interest rate discription	Interest rate assumptions range from 4.0% to 5.8%
Interest rate, low end	4.00%
Interest rate, high end	5.80%